CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Unaudited) - USD ($) $ in Thousands	Share capital [Member]		Share premium and other capital reserves [Member]		Accumulated deficit [Member]	Total Attributable to equity holders of the Company [Member]		Non-controlling interests [Member]		Total
Balance at Dec. 31, 2020	$ 200		$ 225,121		$ (179,276)	$ 46,045		$ 10,837		$ 56,882
Loss	0		0		(12,812)	(12,812)		(1,206)		(14,018)
Issuance of ordinary shares	24		27,898		0	27,922		0		27,922
Exercise of pre-funded warrants	6		4,359		0	4,365		0		4,365
Forfeiture of non-controlling interests regarding share-based compensation	0		186		0	186		(186)		0
Benefit to non-controlling interests regarding share-based compensation	0		(13)		0	(13)		13		0
Exercise of options	1		402		0	403		0		403
Share-based compensation	0		305		0	305		784		1,089
Balance at Jun. 30, 2021	231		258,258		(192,088)	66,401		10,242		76,643
Balance at Dec. 31, 2021	234		260,488		(207,069)	53,653		9,767		63,420
Loss	0		0		(17,096)	(17,096)		(1,764)		(18,860)
Forfeiture of non-controlling interests regarding share-based compensation	0		60		0	60		(60)		0
Benefit to non-controlling interests regarding share-based compensation	0		(2)		0	(2)		2		0
Exercise of subsidiary options	0			[1]	0		[1]		[1]		[1]
Exercise of options	0		7		0	7		0		7
Restricted stock units (“RSUs”) vested		[1]		[1]	0	0		0		0
Share-based compensation	0		327		0	327		503		830
Balance at Jun. 30, 2022	$ 234		$ 260,880		$ (224,165)	$ 36,949		$ 8,448		$ 45,397

[1]	Represents an amount lower than $1.